Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	R$ 2,662	R$ 2,762	R$ 3,775	R$ 3,940
Investment Property Completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	2,542	2,656	3,637	3,750
Investment Property Completed [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	215	211	279	279
Investment Property Completed [member] | Reservoirs Dams And Water Courses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	1,150	1,234	1,761	1,830
Investment Property Completed [member] | Buildings Works And Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	314	331	418	437
Investment Property Completed [member] | Machinery And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	854	874	1,172	1,192
Investment Property Completed [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	5	3	4	8
Investment Property Completed [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	4	3	3	4
Investment Property In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	120	106	R$ 138	R$ 190
Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	7,568	7,714
Gross Carrying Amount [member] | Investment Property Completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	7,448	7,608
Gross Carrying Amount [member] | Investment Property Completed [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	231	225
Gross Carrying Amount [member] | Investment Property Completed [member] | Reservoirs Dams And Water Courses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	3,282	3,285
Gross Carrying Amount [member] | Investment Property Completed [member] | Buildings Works And Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	1,114	1,117
Gross Carrying Amount [member] | Investment Property Completed [member] | Machinery And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	2,773	2,936
Gross Carrying Amount [member] | Investment Property Completed [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	32	29
Gross Carrying Amount [member] | Investment Property Completed [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	16	16
Gross Carrying Amount [member] | Investment Property In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	120	106
Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(4,906)	(4,952)
Accumulated amortization [member] | Investment Property Completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(4,906)	(4,952)
Accumulated amortization [member] | Investment Property Completed [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(16)	(14)
Accumulated amortization [member] | Investment Property Completed [member] | Reservoirs Dams And Water Courses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(2,132)	(2,051)
Accumulated amortization [member] | Investment Property Completed [member] | Buildings Works And Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(800)	(786)
Accumulated amortization [member] | Investment Property Completed [member] | Machinery And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(1,919)	(2,062)
Accumulated amortization [member] | Investment Property Completed [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(27)	(26)
Accumulated amortization [member] | Investment Property Completed [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	R$ (12)	R$ (13)